UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Clark Estates, Inc.
Address: One Rockefeller Plaza
         31st Floor
         New York, NY 10020

13F File Number:  028-06760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Vanison
Title:    Treasurer
Phone:    212-977-6900
Signature, Place and date of Signing:

     Richard C. Vanison     New York, New York     02/11/2009


Report Type (Check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total (x$1000):     $397,729



List of Other Included Managers:

  No.    13F File Number     Name


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
                                                     FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103        5      300 SH       SOLE                      300        0        0
AMERICAN APPAREL INC           COM              023850100       26    13000 SH       SOLE                    13000        0        0
BP P.L.C. ADR                  SPONSORED ADR    055622104       24      513 SH       SOLE                      513        0        0
BANK OF AMERICA CORPORATION    COM              060505104        7      532 SH       SOLE                      532        0        0
BLOCK H & R INC.               COM              093671105    36178  1592327 SH       SOLE                  1592327        0        0
CHARMING SHOPPE                COM              161133103    25479 10442290 SH       SOLE                 10442290        0        0
CHEVRON TEXACO CORP            COM              166764100       15      200 SH       SOLE                      200        0        0
DEL MONTE FOODS                COM              24522P103    21310  2984617 SH       SOLE                  2984617        0        0
DELL, INC.                     COM              24702R101    32044  3129270 SH       SOLE                  3129270        0        0
DIGIMARC CORP. NEW             COM              25381B101     3727   371990 SH       SOLE                   371990        0        0
DISNEY WALT CO                 COM              254687106    28434  1253135 SH       SOLE                  1253135        0        0
DUKE ENERGY HLD                COM              26441C105        8      500 SH       SOLE                      500        0        0
FOSTER L B CO                  COM              350060109      125     4000 SH       SOLE                     4000        0        0
GENERAL ELEC CO                COM              369604103      786    48525 SH       SOLE                    48525        0        0
INTEL CORP                     COM              458140100       46     3112 SH       SOLE                     3112        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101       58      688 SH       SOLE                      688        0        0
INTERPUBLIC GRP                COM              460690100    19555  4938146 SH       SOLE                  4938146        0        0
JOHNSON & JOHNSON              COM              478160104      339     5674 SH       SOLE                     5674        0        0
KRAFT FOODS INC                COM              50075N104        5      190 SH       SOLE                      190        0        0
LILLY ELI & CO                 COM              532457108        6      150 SH       SOLE                      150        0        0
LUMINEX CORP DEL               COM              55027E102    13568   635204 SH       SOLE                   635204        0        0
MDC PARTNERS                   CL A             552697104     4133  1359574 SH       SOLE                  1359574        0        0
MICROSOFT CORP                 COM              594918104    33992  1748545 SH       SOLE                  1748545        0        0
MOTOROLA INC.                  COM              620076109    16853  3804205 SH       SOLE                  3804205        0        0
PHILIP MORRIS                  COM              718172109       13      300 SH       SOLE                      300        0        0
PROCTOR & GAMBLE CO.           COM              742718109       69     1110 SH       SOLE                     1110        0        0
RALCORP HLDGS INC NEW          COM              751028101        1       11 SH       SOLE                       11        0        0
TJX COS INC NEW                COM              872540109        8      275 SH       SOLE                      275        0        0
TRC COS INC                    COM              872625108     3857  1988031 SH       SOLE                  1988031        0        0
TARGET CORP                    COM              87612E106    27721   802810 SH       SOLE                   802810        0        0
TEXAS INSTRS INC               COM              882508104       13      815 SH       SOLE                      815        0        0
THE STREET.COM                 COM              88368Q103     8488  2936998 SH       SOLE                  2936998        0        0
3-D SYS CORP DEL               COM NEW          88554D205    15312  1928461 SH       SOLE                  1928461        0        0
VIACOM INC NEW                 CL B             92553P201    22747  1193430 SH       SOLE                  1193430        0        0
COVIDIEN LTD                   COM              G2552X108    23556   650000 SH       SOLE                   650000        0        0
INGERSOLL-RAND                 COM              G4776G101    28482  1641595 SH       SOLE                  1641595        0        0
TYCO INTL LTD                  COM              G9143X208    30739  1423105 SH       SOLE                  1423105        0        0
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